SEGMENT REPORT (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT REPORT [Abstract]
Schedule of Segment Report

	As of December 31, 2012
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	4,793,161,383	1,607,066	-	4,794,768,449
Revenues—intersegment	115,844,024	-	(115,844,024)	-
Gross profit— third parties	236,223,914	(3,986,799)	-	232,237,115
Gross profit—intersegment	1,098,425	-	(1,098,425)	-
Interest expense, net	(221,719,806)	-	-	(221,719,806)
Income before income taxes	(1,526,557,907)	(25,061,043)	(1,098,425)	(1,552,717,375)

Total assets	7,719,329,082	798,992,874	(146,001,635)	8,372,320,321

	As of December 31, 2013
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	7,045,771,578	33,066,937	-	7,078,838,515
Revenues—intersegment	323,522,112	43,652,800	(367,174,912)	-
Gross profit— third parties	1,417,204,215	20,147,192	-	1,437,351,407
Gross profit—intersegment	23,712,087	25,716,745	(49,428,832)	-
Interest expense, net	(209,340,372)	(14,036,530)	-	(223,376,902)
Income before income taxes	282,959,050	19,467,078	(68,786,825)	233,639,303

Total assets	10,309,643,591	2,218,556,658	(1,916,975,178)	10,611,225,071

	As of December 31, 2014
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	9,740,876,507	237,652,141	-	9,978,528,648
Revenues—intersegment	1,893,735,279	-	(1,893,735,279)	-
Gross profit— third parties	2,103,506,626	136,533,561	-	2,240,040,187
Gross profit—intersegment	153,331,546	-	(153,331,546)	-
Interest expense, net	(220,206,531)	(67,461,121)	-	(287,667,652)
Income before income taxes	721,810,289	13,834,867	(153,331,546)	582,313,610

Total assets	15,790,325,086	6,958,477,388	(3,661,166,040)	19,087,636,434